CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical)	Dec. 31, 2020	Dec. 31, 2019
12% Warrants
Interest rate (as a percent)	12.00%	12.00%
10% Warrants
Interest rate (as a percent)	10.00%	10.00%
15% Warrants
Interest rate (as a percent)	15.00%	15.00%